UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Global Utilities Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Air freight and logistics (1.8%)

Deutsche Post AG (Germany)		123,805	$4,111,753

			4,111,753
Diversified telecommunication services (2.3%)

BT Group PLC ADR (United Kingdom)		23,900	1,528,644

Com Hem Holding AB (Sweden)(NON)		465,179	3,555,453

			5,084,097
Electric utilities (35.5%)

American Electric Power Co., Inc.		170,450	9,809,398

Chubu Electric Power Co., Inc. (Japan)(NON)		320,900	3,752,468

Duke Energy Corp.		123,100	9,958,790

Edison International		214,435	13,629,489

Entergy Corp.		11,607	973,827

Exelon Corp.		410,700	14,855,019

Iberdrola SA (Spain)		838,662	6,198,163

NextEra Energy, Inc.		113,800	11,879,582

OGE Energy Corp.		31,200	1,113,528

PPL Corp.		26,184	930,318

SSE PLC (United Kingdom)		231,112	5,910,988

			79,011,570
Gas utilities (5.6%)

China Resources Gas Group, Ltd. (China)		422,000	1,186,186

Snam SpA (Italy)		391,841	2,076,945

Tokyo Gas Co., Ltd. (Japan)		1,702,000	9,280,911

			12,544,042
Independent power and renewable electricity producers (13.3%)

AES Corp.		126,348	1,752,447

Calpine Corp.(NON)		602,584	13,835,329

Dynegy, Inc.(NON)		34,584	1,146,460

Electric Power Development Co., Ltd. (Japan)		24,700	853,232

NextEra Energy Partners LP		7,000	264,670

NRG Energy, Inc.		376,300	11,763,138

			29,615,276
Media (4.1%)

Comcast Corp. Class A		67,100	3,827,384

Liberty Global PLC Ser. C (United Kingdom)		13,599	678,862

Liberty Global PLC Ser. A (United Kingdom)(NON)		5,512	286,569

SFR-Numericable (France)(NON)		102,502	4,282,836

			9,075,651
Multi-utilities (27.3%)

Ameren Corp.		74,959	3,231,482

Centrica PLC (United Kingdom)		392,260	1,741,732

Dominion Resources, Inc.		33,400	2,423,170

GDF Suez (France)		146,950	3,619,309

National Grid PLC (United Kingdom)		837,073	12,142,920

National Grid PLC ADR (United Kingdom)		64,300	4,668,180

PG&E Corp.		267,356	13,501,478

Public Service Enterprise Group, Inc.		59,300	2,477,554

Sempra Energy		96,743	10,809,095

Veolia Environnement SA (France)		253,590	4,628,707

Wisconsin Energy Corp.		27,256	1,346,446

			60,590,073
Oil, gas, and consumable fuels (2.3%)

Origin Energy, Ltd. (Australia)		490,431	5,113,314

			5,113,314
Water utilities (6.0%)

American Water Works Co., Inc.		165,468	8,778,077

Severn Trent PLC (United Kingdom)		93,961	2,992,496

United Utilities Group PLC (United Kingdom)		104,669	1,476,939

			13,247,512

Total common stocks (cost $170,580,465)			$218,393,288

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	3,394,723	$3,394,723

SSgA Prime Money Market Fund Class N 0.00%(P)	Shares	310,000	310,000

U.S. Treasury Bills with an effective yield of zero%, February 5, 2015(SEGSF)		$50,000	49,999

U.S. Treasury Bills with an effective yield of 0.06%, December 26, 2014(SEGSF)		10,000	10,000

U.S. Treasury Bills with an effective yield of 0.05%, December 18, 2014(SEGSF)		110,000	109,998

U.S. Treasury Bills with an effective yield of 0.02%, December 4, 2014(SEGSF)		340,000	339,999

Total short-term investments (cost $4,214,719)			$4,214,719

TOTAL INVESTMENTS

Total investments (cost $174,795,184)(b)			$222,608,007

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $77,575,874) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/17/14	$2,452,767	$2,591,333	$138,566
	Euro	Buy	12/17/14	3,147,915	3,324,374	(176,459)
Barclays Bank PLC
	British Pound	Sell	12/17/14	3,285,402	3,517,631	232,229
	Canadian Dollar	Buy	1/21/15	54,768	56,016	(1,248)
	Euro	Buy	12/17/14	3,384,313	3,606,891	(222,578)
	Hong Kong Dollar	Buy	2/13/15	9,904,160	9,905,633	(1,473)
	Swedish Krona	Sell	12/17/14	1,154,128	1,194,397	40,269
Citibank, N.A.
	British Pound	Sell	12/17/14	4,013,703	4,239,849	226,146
	Euro	Sell	12/17/14	2,506,120	2,646,754	140,634
	Japanese Yen	Sell	2/13/15	80,157	83,593	3,436
Credit Suisse International
	Australian Dollar	Sell	1/21/15	509,914	521,310	11,396
	Euro	Buy	12/17/14	5,335,189	5,634,756	(299,567)
	Japanese Yen	Sell	2/13/15	641,819	669,334	27,515
	New Zealand Dollar	Buy	1/21/15	367,698	362,791	4,907
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	470,997	475,797	4,800
	British Pound	Sell	12/17/14	1,414,745	1,447,264	32,519
	Euro	Buy	12/17/14	1,471,489	1,578,171	(106,682)
Goldman Sachs International
	Japanese Yen	Sell	2/13/15	510,140	532,079	21,939
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	958,272	979,657	21,385
	Euro	Buy	12/17/14	4,252,309	4,462,677	(210,368)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	6,221,256	6,562,720	(341,464)
	Canadian Dollar	Buy	1/21/15	3,376,371	3,450,280	(73,909)
	Euro	Buy	12/17/14	436,858	448,408	(11,550)
	Euro	Sell	12/17/14	436,858	461,722	24,864
	Swedish Krona	Sell	12/17/14	2,304,970	2,449,528	144,558
State Street Bank and Trust Co.
	Euro	Buy	12/17/14	8,259,141	8,600,886	(341,745)
UBS AG
	Australian Dollar	Sell	1/21/15	572,064	584,794	12,730
	British Pound	Sell	12/17/14	3,478,918	3,674,638	195,720
	Euro	Buy	12/17/14	507,865	549,365	(41,500)
WestPac Banking Corp.
	British Pound	Buy	12/17/14	1,343,524	1,419,003	(75,479)
	Euro	Buy	12/17/14	1,462,038	1,544,223	(82,185)

Total						$(702,594)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $222,300,953.
(b)	The aggregate identified cost on a tax basis is $174,795,184, resulting in gross unrealized appreciation and depreciation of $54,384,135 and $6,571,312, respectively, or net unrealized appreciation of $47,812,823.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,621,658	$7,212,772	$7,439,707	$842	$3,394,723
	* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,060,576 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.0%
	United Kingdom	14.1
	Japan	6.2
	France	5.6
	Spain	2.8
	Australia	2.3
	Germany	1.8
	Sweden	1.6
	Italy	0.9
	China	0.5
	Other	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $108,096 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,308,898 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $509,995 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,792,815	$4,282,836	$—
Energy	—	5,113,314	—
Industrials	—	4,111,753	—
Telecommunication services	1,528,644	3,555,453	—
Utilities	139,147,477	55,860,996	—
Total common stocks	145,468,936	72,924,352	—
Short-term investments	3,704,723	509,996	—

Totals by level	$149,173,659	$73,434,348	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(702,594)	$—

Totals by level	$—	$(702,594)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,283,613	$1,986,207

Total	$1,283,613	$1,986,207

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$86,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$138,566	$272,498	$370,216	$43,818	$37,319	$21,939	$21,385	$169,422	$–	$208,450	$–	1,283,613

	Total Assets	$138,566	$272,498	$370,216	$43,818	$37,319	$21,939	$21,385	$169,422	$–	$208,450	$–	$1,283,613

	Liabilities:
	Forward currency contracts#	176,459	225,299	–	299,567	106,682	–	210,368	426,923	341,745	41,500	157,664	1,986,207

	Total Liabilities	$176,459	$225,299	$–	$299,567	$106,682	$–	$210,368	$426,923	$341,745	$41,500	$157,664	$1,986,207

	Total Financial and Derivative Net Assets	$(37,893)	$47,199	$370,216	$(255,749)	$(69,363)	$21,939	$(188,983)	$(257,501)	$(341,745)	$166,950	$(157,664)	$(702,594)
	Total collateral received (pledged)##†	$(9,999)	$–	$310,000	$(180,000)	$–	$–	$(119,998)	$(199,998)	$–	$108,096	$–
	Net amount	$(27,894)	$47,199	$60,216	$(75,749)	$(69,363)	$21,939	$(68,985)	$(57,503)	$(341,745)	$58,854	$(157,664)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015